Financial Instruments Fair Value Risk - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Financial Instruments [Line Items]
Assets	€ 59,456	€ 60,285
Unlisted investments include of investment	14	32
Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Impact in income statement due to Level 3 instruments	272	26
Level 3 [member] | Unilever Ventures companies [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Unlisted investments include of investment	254	195
Level 3 [member] | Split-Dollar Life Insurance [Member] | Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Assets	€ 17	€ 22